ACCRUED EXPENSES AND OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jul. 15, 2021
Business Acquisition [Line Items]
Payables for purchase of property, equipment and software	¥ 2,372,569		¥ 1,431,547
Payroll and welfare payables	471,262		477,367
Consideration due to the original shareholders of BJ TenxCloud	229,323		229,323
Liability classified share-based payments	149,612		149,612
Accrued service fees	109,902		126,001
Payables for office supplies and utilities	121,398		105,871
Payables for acquisitions and long-term investments	50,017		99,340
Value-added tax and other taxes payable	48,652		35,391
Interest payables	2,578		77,168
Others	62,924		51,482
Accrued expenses and other payables	¥ 3,618,237	$ 495,696	¥ 2,783,102
Beijing TenxCloud Technology Co., Ltd. ("BJ TenxCloud")
Business Acquisition [Line Items]
Percentage of equity interests acquired				100.00%